UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2014

Gateway Fund

Portfolio Review page 1

Portfolio of Investments page 8

Financial Statements page  19

Notes to Financial Statements page 25

Barron’s/Lipper 2013 one-year ranking is based on 64 qualifying U.S. fund companies. Award recipient must have at least three funds in Lipper’s general U.S.-stock category (including at least one world and one mixed-asset/balanced), two taxable bond and one tax-exempt bond fund. Natixis was not ranked for the 5- and 10-year periods. Past performance is no guarantee of future results.

For more details visit ngam.natixis.com/TopFundFamily

GATEWAY FUND

Managers	Symbols
Michael T. Buckius, CFA®	Class A GATEX
Paul R. Stewart, CFA®	Class C GTECX
Kenneth H. Toft, CFA®	Class Y GTEYX
Gateway Investment Advisers, LLC

Objective

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Average Annual Total Returns — June 30, 20145

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 12/07/1977)[1]
NAV	2.40%	7.14%	6.12%	4.05%
With 5.75% Maximum Sales Charge	-3.49	0.98	4.87	3.43

Class C (Inception 2/19/2008)[1]
NAV	2.02	6.33	5.32	3.26
With CDSC[2]	1.02	5.33	5.32	3.26

Class Y (Inception 2/19/2008)[1]
NAV	2.52	7.39	6.38	4.20

Comparative Performance
S&P 500® Index[3]	7.14	24.61	18.83	7.78
Barclays U.S. Aggregate Bond Index[4]	3.93	4.37	4.85	4.93

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	As of the close of business on February 15 , 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust. The Fund is the successor to the Predecessor Fund. Prior to 2/15/08 performance of Class A shares is that of the Predecessor Fund, restated to reflect the sales load of Class A shares. Prior to the inception of Class C shares (2/19/08), performance is that of the Predecessor Fund, restated to reflect the higher net expenses and sales loads of Class C shares. Prior to the inception of Class Y shares (2/19/08), performance is that of the Predecessor Fund.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

4	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-months ended June 30, 2014 is available from the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2014 through June 30, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2014	ENDING ACCOUNT VALUE 6/30/2014	EXPENSES PAID DURING PERIOD* 1/1/2014 – 6/30/2014
Class A
Actual	$1,000.00	$1,024.00	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71
Class C
Actual	$1,000.00	$1,020.20	$8.52
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class Y
Actual	$1,000.00	$1,025.20	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70% and 0.70% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group and category of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts, with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing performance and fee differentials against the Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds.

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The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement at its meeting held in June 2014. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered that the Adviser or its predecessors had managed the Predecessor Fund since its inception in 1977 as well as recent changes in the Fund’s portfolio manager.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund. The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund and the Predecessor Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Fund’s Agreement. The Trustees noted that while the Fund had performance that lagged that of its peer group and/or category for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported the renewal of the Agreement. These factors included the following: (1) that the Fund’s performance had been consistent with its investment objective of earning positive returns while meaningfully reducing equity market

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volatility and mitigating downside risk, and so its relative performance would be expected to lag in certain periods and (2) that the Fund’s more recent performance, although lagging in certain periods, had recently shown improvement relative to its category and benchmark.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund, the Predecessor Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. The Trustees considered that management had instituted an expense cap for the Fund, and they considered the amounts waived or reimbursed by the Adviser under the cap.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

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Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap. The Trustees further noted that management had proposed to add an additional breakpoint to the Fund’s advisory fee. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement, with the addition of the breakpoint described above, should be continued through June 30, 2015.

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Portfolio of Investments – as of June 30, 2014 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks — 100.5% of Net Assets
	Aerospace & Defense — 2.6%
449,586	Boeing Co. (The)(b)	$57,200,827
630,780	Honeywell International, Inc.(b)	58,631,001
318,663	Raytheon Co.(c)	29,396,662
543,536	United Technologies Corp.(b)	62,751,231

		207,979,721

	Air Freight & Logistics — 0.8%
658,436	United Parcel Service, Inc., Class B(b)	67,595,040

	Airlines — 0.1%
157,800	American Airlines Group, Inc.(d)	6,779,088
121,400	United Continental Holdings, Inc.(d)	4,985,898

		11,764,986

	Auto Components — 0.1%
162,452	Cooper Tire & Rubber Co.(c)	4,873,560

	Automobiles — 0.4%
1,696,936	Ford Motor Co.(b)	29,255,177
22,800	Tesla Motors, Inc.(d)	5,473,368

		34,728,545

	Banks — 5.7%
169,647	Associated Banc-Corp(c)	3,067,218
4,799,946	Bank of America Corp.(c)	73,775,170
1,573,390	Citigroup, Inc.(b)	74,106,669
130,602	FirstMerit Corp.(c)	2,579,390
1,884,783	JPMorgan Chase & Co.(b)	108,601,196
175,126	Old National Bancorp	2,500,799
1,094,085	U.S. Bancorp(b)	47,395,762
2,826,018	Wells Fargo & Co.(b)	148,535,506

		460,561,710

	Beverages — 2.2%
2,003,219	Coca-Cola Co. (The)(b)	84,856,357
156,355	Monster Beverage Corp.(c)(d)	11,105,896
949,730	PepsiCo, Inc.(c)	84,848,878

		180,811,131

	Biotechnology — 3.0%
80,200	Alexion Pharmaceuticals, Inc.(b)(d)	12,531,250
448,703	Amgen, Inc.(c)	53,112,974
146,471	Biogen Idec, Inc.(c)(d)	46,183,771
369,200	Celgene Corp.(b)(d)	31,706,896
921,725	Gilead Sciences, Inc.(c)(d)	76,420,220
38,000	Regeneron Pharmaceuticals, Inc.(c)(d)	10,733,860
112,600	Vertex Pharmaceuticals, Inc.(b)(d)	10,660,968

		241,349,939

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2014 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — 2.2%
11,536	Affiliated Managers Group, Inc.(d)	$2,369,494
1,405,206	Charles Schwab Corp. (The)(b)	37,842,198
358,564	Eaton Vance Corp.(c)	13,550,134
252,760	Goldman Sachs Group, Inc. (The)(b)	42,322,134
487,460	Legg Mason, Inc.(c)	25,011,573
874,970	Morgan Stanley(b)	28,287,780
369,387	TD Ameritrade Holding Corp.(b)	11,580,282
239,841	Waddell & Reed Financial, Inc., Class A(c)	15,011,648

		175,975,243

	Chemicals — 2.4%
765,060	Dow Chemical Co. (The)(b)	39,369,988
553,301	E.I. du Pont de Nemours & Co.(c)	36,208,017
295,691	Eastman Chemical Co.(b)	25,828,609
333,458	LyondellBasell Industries NV, Class A(c)	32,562,174
268,718	Monsanto Co.(c)	33,519,883
369,523	Olin Corp.(c)	9,947,559
72,924	Potash Corp. of Saskatchewan, Inc.(c)	2,768,195
321,996	RPM International, Inc.(c)	14,869,775

		195,074,200

	Commercial Services & Supplies — 0.6%
202,742	ADT Corp. (The)(c)	7,083,806
320,275	R.R. Donnelley & Sons Co.	5,431,864
355,932	Tyco International Ltd.(c)	16,230,499
451,602	Waste Management, Inc.(c)	20,200,157

		48,946,326

	Communications Equipment — 1.7%
2,684,047	Cisco Systems, Inc.(c)	66,698,568
238,994	Motorola Solutions, Inc.(c)	15,909,831
647,572	QUALCOMM, Inc.(c)	51,287,702
273,930	Telefonaktiebolaget LM Ericsson, Sponsored ADR(c)	3,309,074

		137,205,175

	Consumer Finance — 1.0%
594,399	American Express Co.(c)	56,390,633
461,754	Discover Financial Services(b)	28,619,513

		85,010,146

	Containers & Packaging — 0.5%
255,855	Avery Dennison Corp.(c)	13,112,569
459,100	MeadWestvaco Corp.(c)	20,319,766
116,207	Sonoco Products Co.(b)	5,104,973

		38,537,308

	Distributors — 0.3%
279,133	Genuine Parts Co.(c)	24,507,877

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2014 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Diversified Financial Services — 1.6%
786,337	Berkshire Hathaway, Inc., Class B(b)(d)	$99,518,811
328,860	CME Group, Inc.(b)	23,332,617
49,363	IntercontinentalExchange, Inc.(b)	9,324,670

		132,176,098

	Diversified Telecommunication Services — 2.2%
2,606,001	AT&T, Inc.(b)	92,148,195
689,306	Frontier Communications Corp.(b)	4,025,547
1,672,221	Verizon Communications, Inc.(b)	81,821,774

		177,995,516

	Electric Utilities — 1.2%
245,000	American Electric Power Co., Inc.(c)	13,663,650
781,903	Duke Energy Corp.(b)	58,009,384
78,779	Hawaiian Electric Industries, Inc.	1,994,684
327,410	OGE Energy Corp.(b)	12,795,183
314,976	Pepco Holdings, Inc.(c)	8,655,540

		95,118,441

	Electrical Equipment — 1.1%
477,307	Eaton Corp. PLC(b)	36,838,554
552,776	Emerson Electric Co.(b)	36,682,215
103,018	Hubbell, Inc., Class B(c)	12,686,667

		86,207,436

	Electronic Equipment, Instruments & Components — 0.5%
946,952	Corning, Inc.(b)	20,785,596
271,907	TE Connectivity Ltd.(c)	16,814,729

		37,600,325

	Energy Equipment & Services — 2.7%
368,146	Baker Hughes, Inc.(c)	27,408,470
52,310	CARBO Ceramics, Inc.(c)	8,062,017
122,633	Diamond Offshore Drilling, Inc.(c)	6,086,276
808,654	Halliburton Co.(b)	57,422,521
457,358	Patterson-UTI Energy, Inc.(c)	15,980,088
865,459	Schlumberger Ltd.(b)	102,080,889
43,906	Tidewater, Inc.(c)	2,465,322

		219,505,583

	Food & Staples Retailing — 1.9%
840,817	CVS Caremark Corp.(b)	63,372,377
757,850	Wal-Mart Stores, Inc.(b)	56,891,800
474,456	Walgreen Co.(c)	35,171,423

		155,435,600

	Food Products — 1.4%
752,986	ConAgra Foods, Inc.(c)	22,348,624
520,372	Kraft Foods Group, Inc.(c)	31,196,301
1,574,050	Mondelez International, Inc., Class A(c)	59,200,021

		112,744,946

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2014 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Gas Utilities — 0.3%
55,508	AGL Resources, Inc.(c)	$3,054,605
190,728	National Fuel Gas Co.(c)	14,934,002
111,069	ONE Gas, Inc.(c)	4,192,855
132,988	WGL Holdings, Inc.(b)	5,731,783

		27,913,245

	Health Care Equipment & Supplies — 2.1%
953,531	Abbott Laboratories(b)	38,999,418
456,054	Baxter International, Inc.(b)	32,972,704
1,386,881	Boston Scientific Corp.(c)(d)	17,710,470
291,091	Covidien PLC(c)	26,250,587
21,324	Intuitive Surgical, Inc.(c)(d)	8,781,223
663,888	Medtronic, Inc.(c)	42,329,499

		167,043,901

	Health Care Providers & Services — 2.0%
481,995	Aetna, Inc.(c)	39,080,155
394,525	Express Scripts Holding Co.(c)(d)	27,352,418
134,644	HCA Holdings, Inc.(c)(d)	7,591,229
40,000	Patterson Cos., Inc.	1,580,400
76,000	Quest Diagnostics, Inc.	4,460,440
625,552	UnitedHealth Group, Inc.(b)	51,138,876
149,076	Universal Health Services, Inc., Class B(c)	14,275,518
168,766	WellPoint, Inc.(c)	18,160,909

		163,639,945

	Hotels, Restaurants & Leisure — 1.5%
341,974	International Game Technology(c)	5,440,806
165,050	Las Vegas Sands Corp.(c)	12,580,111
593,167	McDonald’s Corp.(b)	59,755,644
188,347	Melco Crown Entertainment Ltd., Sponsored ADR(c)	6,725,871
390,700	MGM Resorts International(c)(d)	10,314,480
56,179	Tim Hortons, Inc.(c)	3,074,677
221,449	Wendy’s Co. (The)	1,888,960
94,720	Wynn Resorts Ltd.(c)	19,660,083

		119,440,632

	Household Durables — 0.9%
496,849	Leggett & Platt, Inc.(c)	17,031,984
553,591	Newell Rubbermaid, Inc.(c)	17,155,785
404,596	Toll Brothers, Inc.(c)(d)	14,929,592
145,198	Tupperware Brands Corp.(c)	12,153,073
88,022	Whirlpool Corp.(c)	12,254,423

		73,524,857

	Household Products — 2.0%
542,279	Colgate-Palmolive Co.(c)	36,972,582
282,581	Kimberly-Clark Corp.(c)	31,428,659
1,177,505	Procter & Gamble Co. (The)(b)	92,540,118

		160,941,359

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of June 30, 2014 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Industrial Conglomerates — 2.3%
363,646	3M Co.(b)	$52,088,653
5,194,719	General Electric Co.(c)	136,517,215

		188,605,868

	Insurance — 2.8%
66,232	Aegon NV, NY Registered Shares, Sponsored ADR(c)	580,855
247,214	Aflac, Inc.(b)	15,389,071
526,212	Allstate Corp. (The)(c)	30,899,169
824,186	American International Group, Inc.(b)	44,984,072
169,698	Aon PLC(c)	15,288,093
279,299	Arthur J. Gallagher & Co.(b)	13,015,333
351,387	Fidelity National Financial, Inc., Class A(c)	11,511,438
425,066	Lincoln National Corp.(c)	21,865,395
508,491	Marsh & McLennan Cos., Inc.(c)	26,350,004
452,824	Old Republic International Corp.(c)	7,489,709
262,874	Principal Financial Group, Inc.(c)	13,269,879
190,624	Travelers Cos., Inc. (The)(c)	17,932,000
344,887	XL Group PLC(c)	11,288,151

		229,863,169

	Internet & Catalog Retail — 1.2%
245,480	Amazon.com, Inc.(c)(d)	79,726,994
17,631	Lands’ End, Inc.(c)(d)	592,049
37,045	Netflix, Inc.(b)(d)	16,322,027

		96,641,070

	Internet Software & Services — 3.7%
207,722	Akamai Technologies, Inc.(c)(d)	12,683,505
44,824	Baidu, Inc., Sponsored ADR(c)(d)	8,373,572
729,210	eBay, Inc.(c)(d)	36,504,253
568,077	Facebook, Inc., Class A(b)(d)	38,225,901
145,842	Google, Inc., Class A(c)(d)	85,269,442
145,842	Google, Inc., Class C(c)(d)	83,899,986
41,854	LinkedIn Corp., Class A(c)(d)	7,176,705
236,066	VeriSign, Inc.(c)(d)	11,522,382
434,333	Yahoo!, Inc.(b)(d)	15,258,118

		298,913,864

	IT Services — 3.6%
640,636	Automatic Data Processing, Inc.(c)	50,789,622
159,578	Broadridge Financial Solutions, Inc.(c)	6,644,828
501,840	Cognizant Technology Solutions Corp., Class A(c)(d)	24,544,994
351,538	Fidelity National Information Services, Inc.(b)	19,243,190
424,228	International Business Machines Corp.(b)	76,899,810
778,765	Paychex, Inc.(c)	32,365,473
305,601	Visa, Inc., Class A(c)	64,393,187
759,391	Western Union Co. (The)(c)	13,167,840

		288,048,944

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of June 30, 2014 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Leisure Products — 0.3%
662,426	Mattel, Inc.(c)	$25,814,741

	Life Sciences Tools & Services — 0.0%
20,800	Illumina, Inc.(d)	3,713,632

	Machinery — 2.5%
297,377	Caterpillar, Inc.(c)	32,315,959
251,963	Cummins, Inc.(c)	38,875,371
223,938	Deere & Co.(c)	20,277,586
241,235	Parker Hannifin Corp.(c)	30,330,477
212,982	Pentair PLC(c)	15,360,262
109,186	Snap-on, Inc.(c)	12,940,725
168,959	SPX Corp.(c)	18,283,053
244,047	Stanley Black & Decker, Inc.(c)	21,432,207
173,724	Timken Co. (The)(c)	11,785,436

		201,601,076

	Media — 3.7%
1,116,200	Comcast Corp., Class A(b)	59,917,616
55,499	Liberty Global PLC, Class A(c)(d)	2,454,166
155,555	Liberty Global PLC, Series C(c)(d)	6,581,532
243,853	News Corp., Class B(d)	4,255,235
369,130	Omnicom Group, Inc.(c)	26,289,439
2,399,600	Sirius XM Holdings, Inc.(b)(d)	8,302,616
281,777	Time Warner Cable, Inc.(c)	41,505,752
784,044	Time Warner, Inc.(c)	55,079,091
105,906	Time, Inc.(b)(d)	2,565,031
1,089,023	Walt Disney Co. (The)(b)	93,372,832

		300,323,310

	Metals & Mining — 0.9%
794,380	Alcoa, Inc.(b)	11,828,318
721,818	Freeport-McMoRan Copper & Gold, Inc.(c)	26,346,357
373,483	Nucor Corp.(c)	18,394,038
205,799	Southern Copper Corp.(b)	6,250,116
499,488	Steel Dynamics, Inc.(c)	8,965,810
117,586	Worthington Industries, Inc.	5,060,901

		76,845,540

	Multi-Utilities — 1.4%
637,824	Ameren Corp.(c)	26,074,245
555,626	CenterPoint Energy, Inc.(c)	14,190,688
537,414	Consolidated Edison, Inc.(c)	31,030,284
117,913	Integrys Energy Group, Inc.(c)	8,387,152
861,486	Public Service Enterprise Group, Inc.(c)	35,140,014

		114,822,383

	Multiline Retail — 0.8%
413,369	Macy’s, Inc.(c)	23,983,670
279,529	Nordstrom, Inc.(b)	18,988,405

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2014 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Multiline Retail — continued
58,617	Sears Holdings Corp.(d)	$2,342,335
348,544	Target Corp.(c)	20,198,125

		65,512,535

	Oil, Gas & Consumable Fuels — 8.3%
89,300	Cheniere Energy, Inc.(d)	6,402,810
703,847	Chesapeake Energy Corp.(c)	21,875,565
997,970	Chevron Corp.(b)	130,284,984
33,300	Concho Resources, Inc.(d)	4,811,850
998,118	ConocoPhillips(b)	85,568,656
478,735	CONSOL Energy, Inc.(c)	22,055,322
22,000	Continental Resources, Inc.(d)	3,476,880
2,082,577	Exxon Mobil Corp.(b)	209,673,852
44,500	Gulfport Energy Corp.(d)	2,794,600
140,793	HollyFrontier Corp.(b)	6,151,246
613,532	Occidental Petroleum Corp.(b)	62,966,789
444,276	ONEOK, Inc.(c)	30,246,310
499,237	Phillips 66(c)	40,153,632
608,971	Southwestern Energy Co.(c)(d)	27,702,091
108,568	Statoil ASA, Sponsored ADR(c)	3,347,151
52,949	Total S.A., Sponsored ADR(c)	3,822,918
211,159	Valero Energy Corp.(b)	10,579,066
33,800	Whiting Petroleum Corp.(d)	2,712,450

		674,626,172

	Personal Products — 0.1%
353,721	Avon Products, Inc.	5,167,864
39,970	Herbalife Ltd.(c)	2,579,664

		7,747,528

	Pharmaceuticals — 6.0%
881,683	AbbVie, Inc.(c)	49,762,189
1,080,611	Bristol-Myers Squibb Co.(c)	52,420,440
620,657	Eli Lilly & Co.(c)	38,586,246
112,517	GlaxoSmithKline PLC, Sponsored ADR(c)	6,017,409
1,276,612	Johnson & Johnson(b)	133,559,147
36,386	Mallinckrodt PLC(d)	2,911,608
1,615,299	Merck & Co., Inc.(b)	93,445,047
3,564,177	Pfizer, Inc.(b)	105,784,773

		482,486,859

	Professional Services — 0.1%
72,152	Dun & Bradstreet Corp. (The)(c)	7,951,150

	REITs – Diversified — 0.5%
1,214,147	Duke Realty Corp.(b)	22,048,910
528,528	Liberty Property Trust(c)	20,047,067

		42,095,977

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2014 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	REITs – Health Care — 0.6%
122,701	Healthcare Realty Trust, Inc.(c)	$3,119,059
480,157	Senior Housing Properties Trust(b)	11,663,014
510,185	Ventas, Inc.(c)	32,702,859

		47,484,932

	REITs – Mortgage — 0.5%
882,714	American Capital Agency Corp.(b)	20,664,335
1,577,901	Annaly Capital Management, Inc.(c)	18,035,408
248,413	Hatteras Financial Corp.(c)	4,921,062

		43,620,805

	REITs – Office Property — 0.2%
367,300	American Realty Capital Properties, Inc.	4,602,269
425,213	Mack-Cali Realty Corp.(c)	9,133,575

		13,735,844

	Road & Rail — 0.7%
47,200	Avis Budget Group, Inc.(d)	2,817,368
1,305,990	CSX Corp.(b)	40,237,552
394,457	Hertz Global Holdings, Inc.(c)(d)	11,056,630

		54,111,550

	Semiconductors & Semiconductor Equipment — 2.9%
663,475	Advanced Micro Devices, Inc.(c)(d)	2,779,960
293,513	Altera Corp.(b)	10,202,512
350,716	Analog Devices, Inc.(c)	18,963,214
1,171,944	Applied Materials, Inc.(c)	26,427,337
64,712	First Solar, Inc.(d)	4,598,435
2,517,975	Intel Corp.(c)	77,805,428
308,428	Linear Technology Corp.(c)	14,517,706
345,368	Microchip Technology, Inc.(c)	16,857,412
469,800	Micron Technology, Inc.(b)(d)	15,479,910
466,539	NVIDIA Corp.(c)	8,649,633
135,944	Skyworks Solutions, Inc.(c)	6,383,930
392,402	Texas Instruments, Inc.(c)	18,752,892
288,156	Xilinx, Inc.(c)	13,632,660

		235,051,029

	Software — 3.8%
317,718	Activision Blizzard, Inc.(c)	7,085,111
456,313	Adobe Systems, Inc.(c)(d)	33,018,809
323,697	Autodesk, Inc.(c)(d)	18,250,037
3,684,939	Microsoft Corp.(c)	153,661,956
174,900	Nuance Communications, Inc.(c)(d)	3,282,873
1,812,115	Oracle Corp.(b)	73,445,021
567,178	Symantec Corp.(b)	12,988,376
230,100	TIBCO Software, Inc.(c)(d)	4,641,117

		306,373,300

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2014 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — 2.4%
59,554	Abercrombie & Fitch Co., Class A(c)	$2,575,711
252,396	American Eagle Outfitters, Inc.	2,831,883
201,924	Best Buy Co., Inc.(c)	6,261,663
218,515	Foot Locker, Inc.(c)	11,083,081
359,908	Gap, Inc. (The)(c)	14,961,376
767,440	Home Depot, Inc. (The)(b)	62,131,942
304,742	L Brands, Inc.(c)	17,876,166
815,877	Lowe’s Cos., Inc.(c)	39,153,937
193,776	Tiffany & Co.(c)	19,426,044
266,363	TJX Cos., Inc. (The)(c)	14,157,193

		190,458,996

	Technology Hardware, Storage & Peripherals — 4.2%
2,910,786	Apple, Inc.(c)	270,499,343
877,947	EMC Corp.(b)	23,125,124
1,000,345	Hewlett-Packard Co.(c)	33,691,619
216,868	Seagate Technology PLC(c)	12,322,440

		339,638,526

	Thrifts & Mortgage Finance — 0.2%
787,432	New York Community Bancorp, Inc.(c)	12,583,163

	Tobacco — 1.7%
1,166,918	Altria Group, Inc.(c)	48,940,541
693,203	Philip Morris International, Inc.(b)	58,443,945
380,511	Reynolds American, Inc.(c)	22,963,839
167,522	Vector Group Ltd.(c)	3,464,355

		133,812,680

	Trading Companies & Distributors — 0.1%
124,960	GATX Corp.(c)	8,364,822

	Total Common Stocks (Identified Cost $4,791,714,881)	8,135,058,256

Contracts
Purchased Options — 0.2%
	Index Options — 0.2%
7,123	On S&P 500® Index, Put expiring July 19, 2014 at 1725	462,995
5,670	On S&P 500® Index, Put expiring August 16, 2014 at 1725	1,190,700
7,810	On S&P 500® Index, Put expiring August 16, 2014 at 1750	1,991,550
7,123	On S&P 500® Index, Put expiring August 16, 2014 at 1775	2,314,975
7,854	On S&P 500® Index, Put expiring September 20, 2014 at 1750	4,987,290
5,484	On S&P 500® Index, Put expiring September 20, 2014 at 1775	4,250,100

	Total Purchased Options (Identified Cost $36,458,777)	15,197,610

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2014 (Unaudited)

Gateway Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 0.9%
$77,487,768	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $77,487,790 on 7/01/2014 collateralized by $78,645,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $79,038,225 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $77,487,768)	$77,487,768

	Total Investments — 101.6% (Identified Cost $4,905,661,426)(a)	8,227,743,634
	Other assets less liabilities — (1.6)%	(131,300,797)

	Net Assets — 100.0%	$8,096,442,837

Contracts
Written Options — (2.2%)
	Index Options — (2.2%)
4,727	On S&P 500® Index, Call expiring July 03, 2014 at 1930	$(14,748,240)
4,685	On S&P 500® Index, Call expiring July 11, 2014 at 1975	(1,663,175)
4,818	On S&P 500® Index, Call expiring July 19, 2014 at 1875	(41,579,340)
4,507	On S&P 500® Index, Call expiring July 19, 2014 at 1900	(28,168,750)
3,899	On S&P 500® Index, Call expiring July 19, 2014 at 1950	(7,953,960)
9,697	On S&P 500® Index, Call expiring August 16, 2014 at 1925	(46,642,570)
4,819	On S&P 500® Index, Call expiring August 16, 2014 at 1950	(14,649,760)
3,912	On S&P 500® Index, Call expiring September 20, 2014 at 1925	(22,494,000)

	Total Written Options (Premiums Received $126,036,150)	$(177,899,795)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2014, the net unrealized appreciation on investments based on a cost of $4,905,661,426 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,392,783,602
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(70,701,394)

	Net unrealized appreciation	$3,322,082,208

(b)	A portion of this security has been pledged as collateral for outstanding call options.
(c)	All of this security has been pledged as collateral for outstanding call options.
(d)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2014 (Unaudited)

Gateway Fund – (continued)

Industry Summary at June 30, 2014 (Unaudited)

Oil, Gas & Consumable Fuels	8.3%
Pharmaceuticals	6.0
Banks	5.7
Technology Hardware, Storage & Peripherals	4.2
Software	3.8
Media	3.7
Internet Software & Services	3.7
IT Services	3.6
Biotechnology	3.0
Semiconductors & Semiconductor Equipment	2.9
Insurance	2.8
Energy Equipment & Services	2.7
Aerospace & Defense	2.6
Machinery	2.5
Chemicals	2.4
Specialty Retail	2.4
Industrial Conglomerates	2.3
Beverages	2.2
Diversified Telecommunication Services	2.2
Capital Markets	2.2
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	2.0
Household Products	2.0
Other Investments, less than 2% each	25.4
Short-Term Investments	0.9

Total Investments	101.6
Other assets less liabilities (including open written options)	(1.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  18

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

ASSETS
Investments at cost	$4,905,661,426
Net unrealized appreciation	3,322,082,208

Investments at value	8,227,743,634
Cash	55,239
Receivable for Fund shares sold	18,572,361
Receivable for securities sold	117,857,760
Dividends and interest receivable	10,445,698
Tax reclaims receivable	6,719

TOTAL ASSETS	8,374,681,411

LIABILITIES
Options written, at value (premiums received $126,036,150) (Note 2)	177,899,795
Payable for securities purchased	87,752,507
Payable for Fund shares redeemed	7,298,519
Management fees payable (Note 6)	3,729,123
Deferred Trustees’ fees (Note 6)	335,927
Administrative fees payable (Note 6)	287,487
Payable to distributor (Note 6d)	46,536
Other accounts payable and accrued expenses	888,680

TOTAL LIABILITIES	278,238,574

NET ASSETS	$8,096,442,837

NET ASSETS CONSIST OF:
Paid-in capital	$7,060,776,168
Undistributed net investment income	5,085,428
Accumulated net realized loss on investments, options written and foreign currency transactions	(2,239,637,322)
Net unrealized appreciation on investments and options written	3,270,218,563

NET ASSETS	$8,096,442,837

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,345,171,905

Shares of beneficial interest	79,558,323

Net asset value and redemption price per share	$29.48

Offering price per share (100/94.25 of net asset value) (Note 1)	$31.28

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$347,798,528

Shares of beneficial interest	11,842,779

Net asset value and offering price per share	$29.37

Class Y shares:
Net assets	$5,403,472,404

Shares of beneficial interest	183,347,517

Net asset value, offering and redemption price per share	$29.47

See accompanying notes to financial statements.

19  |

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$94,443,799
Interest	282
Less net foreign taxes withheld	(110,307)

94,333,774

Expenses
Management fees (Note 6)	25,424,759
Service and distribution fees (Note 6)	4,579,962
Administrative fees (Note 6)	1,754,822
Trustees’ fees and expenses (Note 6)	78,719
Transfer agent fees and expenses (Note 6)	3,202,439
Audit and tax services fees	33,902
Custodian fees and expenses	94,730
Legal fees	43,181
Registration fees	172,455
Shareholder reporting expenses	204,999
Miscellaneous expenses	97,762

Total expenses	35,687,730
Less waiver and/or expense reimbursement (Note 6)	(3,002,093)

Net expenses	32,685,637

Net investment income	61,648,137

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	272,494,921
Options written	(223,896,005)
Foreign currency transactions	46
Net change in unrealized appreciation (depreciation) on:
Investments	19,444,436
Options written	67,802,645

Net realized and unrealized gain on investments, options written and foreign currency transactions	135,846,043

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$197,494,180

See accompanying notes to financial statements.

|  20

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$61,648,137	$128,103,134
Net realized gain (loss) on investments, options written and foreign currency transactions	48,598,962	(580,142,877)
Net change in unrealized appreciation (depreciation) on investments and options written	87,247,081	1,074,723,913

Net increase in net assets resulting from operations	197,494,180	622,684,170

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(17,131,346)	(29,673,542)
Class C	(1,320,466)	(1,877,783)
Class Y	(45,661,388)	(84,652,953)

Total distributions	(64,113,200)	(116,204,278)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(240,194,095)	689,098,852

Net increase (decrease) in net assets	(106,813,115)	1,195,578,744
NET ASSETS
Beginning of the period	8,203,255,952	7,007,677,208

End of the period	$8,096,442,837	$8,203,255,952

UNDISTRIBUTED NET INVESTMENT INCOME	$5,085,428	$7,550,491

See accompanying notes to financial statements.

21  |

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|  22

Financial Highlights

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Class A
6/30/2014(f)	$29.00	$0.20	$0.49	$0.69	$(0.21)	$–	$(0.21)
12/31/2013	27.13	0.43	1.82	2.25	(0.38)	–	(0.38)
12/31/2012	26.40	0.48	0.72	1.20	(0.47)	–	(0.47)
12/31/2011	26.06	0.44	0.33	0.77	(0.43)	–	(0.43)
12/31/2010	25.25	0.40	0.81	1.21	(0.40)	–	(0.40)
12/31/2009	24.17	0.49	1.06	1.55	(0.47)	–	(0.47)
Class C
6/30/2014(f)	28.90	0.09	0.49	0.58	(0.11)	–	(0.11)
12/31/2013	27.04	0.21	1.82	2.03	(0.17)	–	(0.17)
12/31/2012	26.32	0.28	0.71	0.99	(0.27)	–	(0.27)
12/31/2011	25.98	0.24	0.33	0.57	(0.23)	–	(0.23)
12/31/2010	25.18	0.21	0.80	1.01	(0.21)	–	(0.21)
12/31/2009	24.11	0.30	1.07	1.37	(0.30)	–	(0.30)
Class Y
6/30/2014(f)	28.99	0.24	0.49	0.73	(0.25)	–	(0.25)
12/31/2013	27.12	0.50	1.82	2.32	(0.45)	–	(0.45)
12/31/2012	26.39	0.56	0.70	1.26	(0.53)	–	(0.53)
12/31/2011	26.06	0.50	0.32	0.82	(0.49)	–	(0.49)
12/31/2010	25.24	0.47	0.81	1.28	(0.46)	–	(0.46)
12/31/2009	24.17	0.54	1.06	1.60	(0.53)	–	(0.53)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended June 30, 2014 (Unaudited).

See accompanying notes to financial statements.

23  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)	Gross expenses (%) (e)	Net investment income (%) (e)	Portfolio turnover rate (%)

$29.48	2.40	$2,345,172	0.94	1.02	1.40	3
29.00	8.39	2,351,788	0.94	1.03	1.51	10
27.13	4.51	2,066,522	0.94	1.03	1.79	8
26.40	2.99	2,208,167	0.94	1.04	1.67	3
26.06	4.83	2,403,629	0.94	1.05	1.59	7
25.25	6.57	2,784,865	0.94	1.05	2.05	11

29.37	2.02	347,799	1.70	1.77	0.64	3
28.90	7.58	331,465	1.70	1.78	0.75	10
27.04	3.71	286,602	1.70	1.78	1.04	8
26.32	2.21	258,509	1.70	1.79	0.91	3
25.98	4.03	273,779	1.70	1.80	0.84	7
25.18	5.78	238,997	1.70	1.80	1.24	11

29.47	2.52	5,403,472	0.70	0.77	1.64	3
28.99	8.65	5,520,003	0.70	0.78	1.76	10
27.12	4.76	4,654,553	0.70	0.78	2.08	8
26.39	3.20	2,915,647	0.70	0.79	1.92	3
26.06	5.13	2,520,386	0.70	0.80	1.86	7
25.24	6.83	1,659,385	0.70	0.78	2.25	11

See accompanying notes to financial statements.

|  24

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization.  Gateway Trust (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Gateway Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded

25  |

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Exchange-traded index options are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (CBOE). Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value index options using the closing rotation values, published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

|  26

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, purchased options were fair valued at $15,197,610 and written options were fair valued at ($177,899,795) using the closing rotation values published by the CBOE.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Option Contracts.  The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore,

27  |

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

e.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of June 30, 2014 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims

|  28

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, return of capital and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustee’s fees, return of capital distributions received and option contract mark to market. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2013, was as follows:

2013 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$116,204,278	$—	$116,204,278

As of December 31, 2013, the capital loss carryforwards were as follows:

Capital loss carryforward:
Short-term:
Expires
December 31, 2014	$(75,883,641)
December 31, 2017	(1,005,056,628)
December 31, 2018	(393,591,402)
No expiration date	(740,452,013)
Long-term:
No expiration date	(223,142,508)

Total capital loss carryforward	$(2,438,126,192)

29  |

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital loss carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

g.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

|  30

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,135,058,256	$—	$—	$8,135,058,256
Purchased Options(a)	—	15,197,610	—	15,197,610
Short-Term Investments	—	77,487,768	—	77,487,768

Total	$8,135,058,256	$92,685,378	$—	$8,227,743,634

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(177,899,795)	$—	$(177,899,795)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2014, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash

31  |

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the six months ended June 30, 2014, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of June 30, 2014, as reflected in the Statement of Assets and Liabilities:

Assets	Investments at value[1]
Exchange traded/cleared asset derivatives
Equity contracts	$15,197,610

Liabilities	Options written at value
Exchange traded/cleared liability derivatives
Equity contracts	$(177,899,795)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for the Fund during the six months ended June 30, 2014, as reflected in the Statement of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$(123,839,209)	$(223,896,005)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$3,168,888	$67,802,645

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

|  32

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The volume of option contract activity as a percentage of investments in common stocks, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2014:

	Call Options Written*	Put Options Purchased*
Average Notional Amount Outstanding	98.99%	98.99%
Highest Notional Amount Outstanding	99.23%	99.23%
Lowest Notional Amount Outstanding	98.75%	98.75%
Notional Amount Outstanding as of June 30, 2014	98.95%	98.95%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

The following is a summary of the Fund’s written option activity:

	Number of Contracts	Premiums
Outstanding at December 31, 2013	44,166	$123,112,605
Options written	260,180	684,950,343
Options terminated in closing purchase transactions	(263,282)	(682,026,798)

Outstanding at June 30, 2014	41,064	$126,036,150

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2014, purchases and sales of securities (excluding short-term investments) were $282,442,799 and $788,473,400, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.65% of the first $5 billion of the Fund’s average daily net assets and 0.60% of the Fund’s average daily net assets in excess of $5 billion, calculated daily and payable monthly.

Gateway Advisers has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2015 and is reevaluated on an annual basis. Management fees payable, as reflected on the

33  |

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class Y
0.94%	1.70%	0.70%

Gateway Advisers shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2014, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Waiver of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$25,424,759	$2,767,646	$22,657,113	0.63%	0.56%

[1]	Management fee waiver is subject to possible recovery until December 31, 2015.

For the six months ended June 30, 2014, Class A expenses have been reimbursed in the amount of $234,447. This expense reimbursement is subject to possible recovery until December 31, 2015.

No expenses were recovered during the six months ended June 30, 2014 under the terms of the expense limitation agreement.

Effective July 1, 2014, the Fund will pay a management fee at an annual rate of 0.65% for the first $5 billion, 0.60% for the next $5 billion and 0.58% thereafter, calculated daily and payable monthly, based on the Fund’s average daily net assets.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

|  34

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2014, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$2,906,502	$418,365	$1,255,095

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2014, the administrative fees for the Fund were $1,754,822.

Effective July 1, 2014, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger

35  |

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers.

For the six months ended June 30, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $2,160,049. As of June 30, 2014, the Fund owes NGAM Distribution $46,536 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2014 amounted to $479,640.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at an annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is

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Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2014, the Fund had no borrowings under this agreement.

8.  Broker Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains in the Statement of Operations.

For the six months ended June 30, 2014, the Fund had no amounts rebated under these agreements.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2014, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than

37  |

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of >5% Non-Affiliated Account Shareholders	Percentage of Non-Affiliated Ownership
1	19.56%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	10,533,245	$305,125,389	27,858,414	$784,790,330
Issued in connection with the reinvestment of distributions	534,827	15,579,687	965,318	27,172,321
Redeemed	(12,617,801)	(366,179,410)	(23,892,620)	(671,585,130)

Net change	(1,549,729)	$(45,474,334)	4,931,112	$140,377,521

Class C
Issued from the sale of shares	1,408,698	$40,679,244	3,073,627	$86,257,801
Issued in connection with the reinvestment of distributions	33,640	975,467	48,238	1,350,393
Redeemed	(1,069,926)	(30,900,720)	(2,250,359)	(63,049,772)

Net change	372,412	$10,753,991	871,506	$24,558,422

Class Y
Issued from the sale of shares	30,882,771	$894,352,511	106,863,222	$3,001,779,476
Issued in connection with the reinvestment of distributions	896,993	26,127,548	1,590,108	44,775,042
Redeemed	(38,861,079)	(1,125,953,811)	(89,656,148)	(2,522,391,609)

Net change	(7,081,315)	$(205,473,752)	18,797,182	$524,162,909

Increase (decrease) from capital share transactions	(8,258,632)	$(240,194,095)	24,599,800	$689,098,852

11.  Potential Loss Contingency.  The Fund has been named as a defendant, along with other financial institutions and individuals, in two separate actions (one of which is a putative defendant class action), brought by a bankruptcy trustee seeking to recover as fraudulent transfers amounts the Fund, and others, received in connection with a

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Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

merger involving a company formerly held in the Fund’s portfolio of investments. The Fund received $9,525,600 in connection with the merger. The Fund also is potentially an unnamed member of a putative defendant class in a separate action bought by a different trustee appointed under the same bankruptcy plan seeking to recover the same alleged fraudulent transfers. It is reasonably possible that an outcome unfavorable to the Fund could result from either or both of these cases; however, a reasonable estimate of the amount of potential loss to the Fund cannot be made at this time.

39  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2014